Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue	€ 617.8	€ 539.2
United Kingdom
Disclosure of geographical areas [line items]
Revenue	179.5	109.9
Italy
Disclosure of geographical areas [line items]
Revenue	114.5	115.0
Germany
Disclosure of geographical areas [line items]
Revenue	87.2	88.1
Sweden
Disclosure of geographical areas [line items]
Revenue	49.5	49.5
France
Disclosure of geographical areas [line items]
Revenue	43.0	44.0
Norway
Disclosure of geographical areas [line items]
Revenue	31.4	31.0
Austria
Disclosure of geographical areas [line items]
Revenue	30.6	29.5
Spain
Disclosure of geographical areas [line items]
Revenue	19.5	19.7
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 62.6	€ 52.5